Subsequent Events - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 USD ($) shares	Feb. 28, 2025 USD ($)	Mar. 31, 2025 INR (₨) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of Events After Reporting Period [line items]
Treasury shares				$ 28.2	$ 28.2
Repurchased of notes [member] | Debt securities [member]
Disclosure of Events After Reporting Period [line items]
Repurchased of debt instrument		$ 411.0
Repurchased of notes [member] | 2027 [member] | Debt securities [member]
Disclosure of Events After Reporting Period [line items]
Repurchase of notes	$ 279.1	$ 253.0
Percentage of notes bearing interest		5.40%
Principal amount of debt instrument	272.4	$ 250.0
Premium expenses on notes repurchased	4.6	3.0
Interest expenses on notes repurchased	$ 2.1
Percentage of remunerated	5.40%		5.40%
Repurchased of notes [member] | 2028 [member] | Debt securities [member]
Disclosure of Events After Reporting Period [line items]
Repurchase of notes		$ 158.0
Percentage of notes bearing interest		6.95%
Principal amount of debt instrument		$ 150.0
Premium expenses on notes repurchased		7.0
Interest expenses on notes repurchased		1.0
Repurchased of notes [member] | Brazilian development bank [member] | 2027 [member]
Disclosure of Events After Reporting Period [line items]
Percentage of notes bearing interest	5.49%		5.49%
Issuance of debt [Member] | 2035 [Member] | Debt securities [member]
Disclosure of Events After Reporting Period [line items]
Non-current debt instruments issued		$ 650.0
Percentage of debt instrument stated rate		5.98%
Repurchased Of Equity [Member]
Disclosure of Events After Reporting Period [line items]
Treasury shares	$ 14.5		₨ 82.2
Repurchased Of Equity [Member] | Ordinary shares [member]
Disclosure of Events After Reporting Period [line items]
Number Of Shares Repurchased | shares	1,066,667		1,066,667